DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The Chemung Canal Trust Company Profit Sharing, Savings and Investment Plan (the “Plan”) is a defined contribution plan sponsored by Chemung Canal Trust Company (the “Bank”, the "Plan Sponsor", and the "Plan Administrator"), a wholly-owned bank subsidiary of Chemung Financial Corporation (“Corporation”). The Corporation is a $2.7 billion financial services holding company headquartered in Elmira, New York and operates 30 retail offices through its principal subsidiary, the Bank, a full-service community bank with trust powers. Established in 1833, the Bank is the oldest locally-owned and managed community bank in the State of New York. Chemung Financial Corporation is also the parent of CFS Group, Inc., a financial services subsidiary offering non-traditional services including mutual funds, annuities, brokerage services, tax preparation services and insurance.
The following is a general description of the Plan. Participants should refer to the Plan document for a more complete description of the Plan's provisions.

GENERAL
The Plan allows eligible employees (the “Participants”) of the Bank and CFS Group, Inc. (collectively, the “Employer”) to contribute a portion of their compensation on a pre-tax or post-tax basis, into an individual account for the purpose of providing retirement benefits to the Participant at retirement or termination of employment. The Employer may also make contributions to each Participant’s individual account (as described below) pursuant to the provisions of the Plan. All contributions to the Plan are held in a tax-exempt trust established under Section 501(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and the Plan is a tax-qualified Plan under Section 401(a) of the Code. The Plan qualifies as a safe harbor plan as described in the Code Sections 401(k) (12) and 401(m) (11).
The Plan is administered by the Plan Administrator, who is appointed by the Board of Directors of the Bank. The Plan complies with the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The Plan is not designed to comply with Section 404(c) of ERISA and the related regulations.

ELIGIBILITY
Employees are eligible to enroll and make voluntary contributions to the Plan as of their first day of employment, if they are not classified as leased or seasonal employees. Newly hired and rehired eligible employees are automatically enrolled in the Plan at a 3% before-tax contribution rate, and manage their voluntary contributions independently. Unless they make another investment election, Participant contributions are invested in the Plan’s qualified default investment fund.
Participants who are not currently contributing to the Plan, or are making contributions at a percentage less than 3% will have their contribution increased to 3% at the beginning of the year. Participants who are contributing between 3% and 5% based on their most recent election will have their contribution increased by 1% each year until a 6% contribution rate is reached.

CONTRIBUTIONS
Participant Contributions
The Plan allows Participants to defer a percentage of their eligible compensation each pay period on a pre-tax or post-tax basis, through payroll, subject to certain legal limitations. Eligible compensation includes all income earned by the Participant (e.g., salary, wages, bonus, commissions, special pay). The value of restricted stock that is reported as income when vested and the dividends paid on these shares are excluded from eligible compensation.

Employer Matching Contributions
The Bank contributes a match equal to 50% of the Participant's elective deferrals up to a maximum of 6% of eligible compensation. This is paid each pay period and trued up annually after the close of the plan year. There is no hours of service requirement to receive matching contributions.

Employer Discretionary Contributions
Participants hired prior to July 1, 2010 may receive an additional annual contribution at the discretion of the Board of Directors of the Bank. Participants receive a pro-rata portion of the contribution equal to the ratio of each eligible Participant’s compensation to the compensation of all eligible Participants, if they complete 1,000 hours of service during the plan year and are employed on December 31st of the plan year.
Employer Non-Discretionary Contributions
The Bank contributes a non-discretionary 3% of eligible compensation for each Participant, regardless of the Participant’s deferral. There is no hours of service requirement to receive non-discretionary contributions.

Rollover Contributions
The Plan accepts qualifying rollover contributions made by Participants in cash from qualified retirement plans of other employers and conduit individual retirement accounts. After-tax rollovers are not accepted by the Plan. Rollover contributions are 100% vested at the time of the contribution.

Dividend Election
The Plan has been designated as a non-leveraged employee stock ownership plan in accordance with the Code and ERISA. As such, a Participant may elect to have any dividends attributable to Chemung Financial Corporation common stock paid to them on a quarterly basis rather than reinvested; the dividend payments are not subject to an early distribution tax penalty. If a Participant makes no election, the dividend income will automatically be reinvested in the Participant’s account in the Chemung Financial Corporation Common Stock Fund.

Vesting
Participants are immediately vested in their voluntary contributions, rollover contributions and employer discretionary and non-discretionary contributions. A five-year graded vesting schedule (20% per year of service) is applied to employer non-discretionary contributions for plan years prior to 2017. A year of service is credited upon the completion of 1,000 hours of service during the plan year. Employer matching contributions vest based upon hire date. Hire dates before January 1, 2025 qualify for immediate vesting. Vesting of Employer matching contributions for hire dates on or after January 1, 2025 are based on the employee's "vested percentage" and based upon years of service. Employees become fully vested upon three years of service.

Forfeited Accounts
Employer non-discretionary contributions that are forfeited can be used to reduce a future employer contribution that would otherwise be paid directly by the employer. As of December 31, 2025, $1,897 of forfeited non-vested accounts are held to be used to reduce employer contributions in future years. During the year ended December 31, 2024, $2,778 of forfeited non-vested accounts were used to reduce employer contributions.

DISTRIBUTIONS
Withdrawal of Contributions
Upon termination of service, the Participant’s account is either, as elected by the Participant, maintained in the Plan, directly rolled over into a qualified retirement plan or individual retirement account in the Participant’s name, or paid to the Participant in a lump sum or installment payments.

Payment of Vested Benefits
A Participant who terminates employment may elect to receive the value of their vested benefit under the Plan. In the event of the death of a married Participant, fully vested benefits will be distributed to the Participant’s spouse or to another beneficiary, if the spouse previously consented. An unmarried Participant may designate anyone as their beneficiary. If there is no spouse or living beneficiary on the date of the Participant’s death, the value of the vested benefit is distributed to the Participant’s estate.

VOTING RIGHTS
The Corporation’s common stock held in the Chemung Financial Corporation Common Stock Fund is voted by the Trustee at the Corporation’s stockholder meetings in accordance with the confidential instructions of the Participants whose accounts are invested in the common stock. All shares of the Corporation’s common stock for which the Trustee receives voting instructions from Participants to whose accounts the shares are allocated are voted in accordance with those instructions. All shares of the Corporation’s common stock for which the Trustee does not receive timely voting instructions are voted by the Trustee in the same proportion on each issue as it votes those shares credited to participants’ accounts for which it has received voting instructions from Participants.

ADMINISTRATIVE EXPENSES
All administrative expenses of the Plan are paid by the Bank.